Profit / (loss) per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of Basic and Diluted Profit / (Loss) Per Share
The calculation of basic profit / (loss) per share for the six months ended 30 June 2025 and 2024 is as follows (in thousands, except for share and per share amounts):

	2025	2024
Earnings
Profit / (loss) for the period	141,718	(153,504)
Number of shares
Weighted average number of ordinary shares outstanding	285,521,142	252,218,456
Basic profit / (loss) per share	0.50	(0.61)
The calculation of diluted profit (loss) per share for the six months ended 30 June 2025 and 2024 is as follows (in thousands, except for share and per share amounts):

	2025	2024
Earnings
Profit (loss) for the period	141,718	(153,504)
Fully diluted profit (loss) for the period	141,718	(153,504)
Number of shares
Weighted average number of ordinary shares outstanding	285,521,142	252,218,456
Dilutive effect of share-based compensation	1,387,482	—
Weighted average number of diluted ordinary shares outstanding	286,908,624	252,218,456
Diluted profit (loss) per share	0.49	(0.61)